NONVESTED SHARES	12 Months Ended
Dec. 31, 2018
NONVESTED SHARES
NONVESTED SHARES

13.          NONVESTED SHARES

In 2013, the Company granted 711,571 nonvested shares to certain officers and employees. These nonvested shares vest over a period ranged from two to four years.

In 2014, the Company granted 2,800,300 nonvested shares to certain officers and employees. These nonvested shares vest over a period ranged from three to four years.

In 2015, the Company granted 3,154,800 nonvested to certain officers and employees. These nonvested shares vest over a period from three months to four years.

In 2016, the Company granted 296,000 nonvested to certain officers and employees. These nonvested shares vest over a period from three months to four years.

In 2017, the Company granted 272,000 nonvested to certain officers and employees. These nonvested shares vest over a period of four years.

In 2018, the Company granted 244,000 nonvested to certain officers and employees. These nonvested shares vest over a period of four years.

The holders of the nonvested shares are entitled to voting rights, but shall not be entitled to dividends before vesting.

The following table summarizes information regarding the nonvested shares granted and vested:

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2018	1,084,284	$3.28
Granted	244,000	$0.60
Forfeited	(325,852)	$1.67
Vested	(453,652)	$0.84
Outstanding at December 31, 2018	548,780	$5.07

The total fair value of shares vested during the years ended December 31, 2016, 2017 and 2018 was $3,070,  $808 and $379, respectively.

For the years ended December 31, 2016, 2017 and 2018, the Group recorded share-based compensation expenses of $2,215,  $1,768 and $384 related to the nonvested shares, respectively. As of December 31, 2018, there was $1,487 of unrecognized compensation costs related to nonvested shares, which are expected to be recognized over a weighted-average period of 2.36 years.

Total share-based compensation expenses for share options and nonvested shares for the years ended December 31, 2016, 2017 and 2018 were as follows:

	Year ended December 31,
	2016	2017	2018

Fulfillment	$211	$214	$47
Selling and marketing	458	456	99
General and administrative	1,648	1,195	259
Total	$2,317	$1,865	$405